Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	₨ 8,346,526	$ 128,191	₨ 5,460,670	$ 83,868	₨ 3,090,386	₨ 2,044,290
Bank Demand Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,631,861	25,063	4,614,158
Term Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	₨ 6,714,665	$ 103,128	846,394
Cash on Hand [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			₨ 118